Investments In and Receivables from Affiliates	12 Months Ended
Oct. 25, 2015
Investments In and Receivables from Affiliates
Investments In and Receivables from Affiliates

NOTE I

Investments In and Receivables from Affiliates

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 25,	October 26,
(in thousands)	Segment	% Owned	2015	2014

MegaMex Foods, LLC	Grocery Products	50%	$ 200,110	$ 208,221
Foreign Joint Ventures	International & Other	Various (26 – 50%)	58,888	56,230

Total			$ 258,998	$ 264,451

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2015	2014	2013

MegaMex Foods, LLC	Grocery Products	$ 26,849	$ 14,415	$ 17,261
Foreign Joint Ventures	International & Other	(2,962)	3,170	3,252

Total		$ 23,887	$ 17,585	$ 20,513

Equity in earnings in fiscal year 2015 included charges related to the exit from international joint venture businesses. Dividends received from affiliates for the fiscal years ended October 25, 2015, October 26, 2014, and October 27, 2013, were $37.3 million, $22.8 million, and $34.0 million, respectively. The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex Foods, LLC, of which $16.2 million is remaining as of October 25, 2015. This difference is being amortized through equity in earnings of affiliates.